Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ (31,672)	$ (43,383)	$ (28,559)
Non-current derivative liabilities	(53,575)	(43,105)	(76,440)
Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative liabilities	(84,864)	(86,488)	(104,999)
Interest Rate Derivatives [Member] | Derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	(31,672)	(43,383)	(28,559)
Interest Rate Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	(53,192)	(43,105)	$ (76,440)
Liquefaction Supply Derivatives [Member] | Non-current derivative liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	$ (383)	$ 0